The interactive data file included as an exhibit to this filing relates to the supplement to the prospectuses for Columbia Minnesota Tax-Exempt Fund filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on May 31, 2011 (Accession No. 0000950123-11-055176), which is incorporated herein by reference.

Exhibit Index
Exhibit 101     Supplement dated May 31, 2011 in interactive data format.